Document And Entity Information	9 Months Ended
Sep. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001966287
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-41810
Entity Registrant Name	Greenfire Resources Ltd.
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31